CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred revenue-current	$ 103,871	$ 105,027
Accrued expenses and other current liabilities	35,275	25,157
Income taxes payable	9,383	4,329
Dividends payable		22,665
Deferred income-current	347	347
Deferred revenue-noncurrent	29,983	28,765
Deferred income-noncurrent	260	607
Deferred tax liabilities-noncurrent		141
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	469,647,160	469,647,160
Ordinary shares, shares issued	144,243,870	140,027,952
Ordinary shares, shares outstanding	133,610,982	130,377,436
Consolidated VIE
Deferred revenue-current	103,871	105,027
Accrued expenses and other current liabilities	29,993	23,051
Income taxes payable	8,675	4,329
Dividends payable	0	0
Deferred income-current	0	0
Deferred revenue-noncurrent	29,983	28,765
Deferred income-noncurrent	0	0
Deferred tax liabilities-noncurrent	$ 0	$ 141